ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

7.                                      ACCOUNTS RECEIVABLE

The components of accounts receivable at December 31 were as follows:

	2011	2010

Trade receivables	$101,130	$113,000
Less: allowance for doubtful accounts	(3,642)	(4,606)
	97,488	108,394
Sales taxes receivable	1,825	2,358
Other receivables	8,054	6,645
	$107,367	$117,397

The movement in the allowance for doubtful accounts during the years ended December 31 were as follows:

	2011	2010

Balance, beginning of year	$4,606	$6,504
Bad debt expense	(83)	443
Write-offs and settlements	(827)	(2,462)
Foreign exchange	(54)	121
	$3,642	$4,606